COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2026	December 31, 2025
Commitments related to purchases of raw materials and energy	17,584	17,115
Guarantees, pledges and other collateral	9,389	9,116
Capital expenditure commitments	1,226	1,313
Other commitments	1,726	1,915
Total	29,925	29,459